Supplemental Balance Sheet Disclosures (Details) - Schedule of accounts payable, accrued expenses, and other accrued liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable Accrued Expenses and Other Accrued Liabilities [Abstract]
Accounts payable	$ 1,760,864	$ 1,510,287	$ 1,716,705
Professional fees	113,827	155,161	280,818
Sales taxes	145,433	219,285	108,854
Compensation	381,888	368,440	1,656,158
Contractors	524,610	562,993	646,996
Settlements and legal	833,768	950,213	681,045
Interest and other	44,506	660,040	295,197
Total accounts payable, accrued expenses and other accrued liabilities	$ 3,804,896	$ 4,426,419	$ 5,385,773